Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99902
Maximum Aggregate Offering Price	$ 749,265,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,473.50
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Broadcom Inc.'s Registration Statement on Form S-3 (File No. 333-280715), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2033
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99757
Maximum Aggregate Offering Price	$ 1,246,962,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,205.52
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2036
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99914
Maximum Aggregate Offering Price	$ 1,248,925,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,476.54
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2056
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99331
Maximum Aggregate Offering Price	$ 1,241,637,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,470.14
Offering Note	See Offering Note 1.